Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Asset Manager: Growth Portfolio

September 30, 2019

VIPAMG-QTLY-1119
1.808789.115

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.2%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.82% to 2% 11/7/19 to 12/26/19 (a)
(Cost $378,787)	380,000	378,884
	Shares	Value

Fixed-Income Funds - 25.1%
Fidelity Emerging Markets Debt Central Fund (b)	213,075	$1,985,861
Fidelity Floating Rate Central Fund (b)	10,274	1,041,546
Fidelity High Income Central Fund (b)	19,110	2,125,279
Fidelity Inflation-Protected Bond Index Central Fund (b)	90,398	9,302,879
Fidelity International Credit Central Fund (b)	20,002	2,085,800
Fidelity VIP Investment Grade Central Fund (b)	308,124	33,551,621
iShares 20+ Year Treasury Bond ETF (c)	25,232	3,610,195
TOTAL FIXED-INCOME FUNDS
(Cost $50,768,253)		53,703,181

Money Market Funds - 4.0%
Fidelity Cash Central Fund 1.96% (d)	3,953,367	3,954,157
Fidelity Money Market Central Fund 2.14% (d)	153,203	153,203
Fidelity Securities Lending Cash Central Fund 1.96% (d)(e)	4,452,355	4,452,800
TOTAL MONEY MARKET FUNDS
(Cost $8,560,162)		8,560,160

Equity Funds - 72.8%
Domestic Equity Funds - 52.7%
Fidelity Commodity Strategy Central Fund (b)	283,261	1,336,992
Fidelity Communication Services Central Fund (b)	42,512	8,747,296
Fidelity Consumer Discretionary Central Fund (b)	30,582	10,522,483
Fidelity Consumer Staples Central Fund (b)	33,321	6,839,472
Fidelity Energy Central Fund (b)	44,041	4,271,932
Fidelity Financials Central Fund (b)	183,552	19,043,566
Fidelity Health Care Central Fund (b)	34,316	14,049,797
Fidelity Industrials Central Fund (b)	35,116	10,001,814
Fidelity Information Technology Central Fund (b)	58,852	23,787,333
Fidelity Materials Central Fund (b)	12,537	2,432,627
Fidelity Real Estate Equity Central Fund (b)	25,806	3,211,030
Fidelity Utilities Central Fund (b)	17,874	3,658,237
iShares S&P 500 Index ETF	15,428	4,605,565

TOTAL DOMESTIC EQUITY FUNDS		112,508,144

International Equity Funds - 20.1%
Fidelity Emerging Markets Equity Central Fund (b)	74,439	15,677,673
Fidelity International Equity Central Fund (b)	309,597	24,126,863
iShares Core MSCI Emerging Markets ETF	16,791	823,095
iShares MSCI Japan ETF (c)	39,597	2,246,734

TOTAL INTERNATIONAL EQUITY FUNDS		42,874,365

TOTAL EQUITY FUNDS
(Cost $138,905,943)		155,382,509
TOTAL INVESTMENT IN SECURITIES - 102.1%
(Cost $198,613,145)		218,024,734
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(4,487,951)
NET ASSETS - 100%		$213,536,783

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	78	Dec. 2019	$7,403,760	$85,193	$85,193

The notional amount of futures sold as a percentage of Net Assets is 3.5%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $378,884.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$88,060
Fidelity Commodity Strategy Central Fund	16,832
Fidelity Communication Services Central Fund	32,263
Fidelity Consumer Discretionary Central Fund	59,018
Fidelity Consumer Staples Central Fund	115,638
Fidelity Emerging Markets Debt Central Fund	57,398
Fidelity Emerging Markets Equity Central Fund	179,861
Fidelity Energy Central Fund	79,892
Fidelity Financials Central Fund	275,559
Fidelity Floating Rate Central Fund	76,901
Fidelity Health Care Central Fund	91,931
Fidelity High Income Central Fund	65,995
Fidelity High Income Central Fund 1	84,351
Fidelity Industrials Central Fund	111,030
Fidelity Inflation-Protected Bond Index Central Fund	28,825
Fidelity Information Technology Central Fund	176,088
Fidelity International Credit Central Fund	30,258
Fidelity International Equity Central Fund	577,589
Fidelity Materials Central Fund	35,750
Fidelity Money Market Central Fund	2,891
Fidelity Real Estate Equity Central Fund	18,262
Fidelity Securities Lending Cash Central Fund	1,321
Fidelity Utilities Central Fund	69,609
Fidelity VIP Investment Grade Central Fund	803,297
Total	$3,078,619

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$1,369,730	$37,478	$95,683	$(8,160)	$33,627	$1,336,992	0.6%
Fidelity Communication Services Central Fund	7,214,391	851,171	962,978	26,329	1,618,383	8,747,296	0.5%
Fidelity Consumer Discretionary Central Fund	9,362,394	354,663	1,120,179	147,749	1,777,856	10,522,483	0.6%
Fidelity Consumer Staples Central Fund	5,886,298	297,831	693,105	(40,417)	1,388,865	6,839,472	0.5%
Fidelity Emerging Markets Debt Central Fund	1,020,915	1,091,290	118,970	(1,878)	(5,496)	1,985,861	0.1%
Fidelity Emerging Markets Equity Central Fund	6,442,240	10,460,126	1,760,821	(6,107)	542,235	15,677,673	0.9%
Fidelity Energy Central Fund	4,467,763	218,068	522,947	(83,615)	192,663	4,271,932	0.5%
Fidelity Financials Central Fund	17,255,789	810,754	2,323,980	2,752	3,298,251	19,043,566	0.6%
Fidelity Floating Rate Central Fund	2,090,602	113,564	1,226,857	24,309	39,928	1,041,546	0.1%
Fidelity Health Care Central Fund	14,253,091	510,950	1,589,357	89,402	785,711	14,049,797	0.6%
Fidelity High Income Central Fund	--	76,283	2,022,912	263,728	48,998	2,125,279	0.1%
Fidelity High Income Central Fund 1	3,842,872	135,317	150,860	1,539	(69,686)	--	0.0%
Fidelity Industrials Central Fund	8,748,390	399,313	1,091,635	3,411	1,942,335	10,001,814	0.6%
Fidelity Inflation-Protected Bond Index Central Fund	7,470,174	5,490414	4,074,687	19,122	397,856	9,302,879	0.7%
Fidelity Information Technology Central Fund	19,976,403	813,514	2,694,802	234,855	5,457,363	23,787,333	0.6%
Fidelity International Credit Central Fund	1,311,077	760,425	133,444	1,126	146,616	2,085,800	0.7%
Fidelity International Equity Central Fund	24,536,329	1,225,415	4,888,817	119,350	3,134,586	24,126,863	1.0%
Fidelity Materials Central Fund	2,453,816	121,558	323,614	(31,070)	211,937	2,432,627	0.6%
Fidelity Real Estate Equity Central Fund	872,167	2,143,977	128,612	3,662	319,836	3,211,030	0.7%
Fidelity Utilities Central Fund	3,217,606	162,396	354,421	14,356	618,300	3,658,237	0.6%
Fidelity VIP Investment Grade Central Fund	29,673,651	5,825,015	3,934,505	32,951	1,954,509	33,551,621	0.6%
Total	$171,465,698	$31,899,522	$30,213,186	$813,394	$23,834,673	$197,800,101

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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